                                                                                Jocelyn Liu
                                                                                Assistant Counsel
                                                                                Allstate Life Insurance Company of New York
                                                                                3100 Sanders Road, Suite J5B
                                                                                Northbrook, Illinois 60062

VIA EDGAR TRANSMISSION

May 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         RE:      Allstate Life Insurance Company of New York
                  Registration Statements on Form N-4
                  Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:
1.       For the Registration Statement shown below, the form of Prospectus and of Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
         Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                      Registration
               Registrant                                Depositor                   1940 Act #        Statement

----------------------------------------- ---------------------------------------- --------------- -------------------
----------------------------------------- ---------------------------------------- --------------- -------------------

   Allstate Life of New York Separate     Allstate Life Insurance Company of New     811-07467         333-143228
               Account A                                   York
-----------------------------------------

You may direct any questions regarding this filing to the undersigned at (847) 402-5745.

Very truly yours,

/s/ JOCELYN LIU
----------------------------
Jocelyn Liu